Stock-based compensation - Equity incentive plans (Details) - 2020 Omnibus Incentive Plan - shares	1 Months Ended
	Jun. 30, 2021	Jan. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares made available for issuance	13,105,902
Annual increase percentage	0.05%
Shares available for issuance		10,374,561